Business, Liquidity and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Liabilities:
Fair value liability for price adjustable warrants	$ 2,491	$ 9,225
Fair value liability for shares to be issued	60	75
Recurring basis
Liabilities:
Fair value liability for price adjustable warrants	2,491	9,225
Fair value liability for shares to be issued	60	75
Total liabilities at fair value	$ 2,551	$ 9,300
Recurring basis | Level 1 Quoted prices in active markets for identical assets
Liabilities:
Fair value liability for price adjustable warrants
Fair value liability for shares to be issued	$ 60	$ 75
Total liabilities at fair value	$ 60	$ 75
Recurring basis | Level 2 Significant other observable inputs
Liabilities:
Fair value liability for price adjustable warrants
Fair value liability for shares to be issued
Total liabilities at fair value
Recurring basis | Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$ 2,491	$ 9,225
Fair value liability for shares to be issued
Total liabilities at fair value	$ 2,491	$ 9,225